INCOME TAXES - Foreign subsidiaries, outside income statement and non-current tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Deferred tax liability	$ 180	$ 376	[1]
Current and deferred taxes	(69)
Current tax charge	(22)
Deferred tax charge	(47)
Current and non-current income tax assets	144	258
Russian, Algerian and Pakistan
Income taxes
Deferred tax liability	50	116
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	$ 6,330	$ 6,833

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).